FINANCIAL RISK MANAGEMENT	12 Months Ended
Jan. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT

24. FINANCIAL RISK MANAGEMENT

The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the possibility of a loss to the Company resulting from a borrower's failure to repay a loan or meet contractual obligations. The Company's primary exposure to credit risk is on its cash held in bank accounts, accounts receivable, and its notes receivable from acquisition targets. The Company's cash is deposited in bank accounts held with a major bank in Canada, a trust company in Canada, and two credit unions in Oregon and Colorado; and accordingly, there is a concentration of credit risk. This risk is managed by using a major bank that is a high credit quality financial institution as determined by rating agencies.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they become due. The Company's ability to continue as a going concern is dependent on management's ability to raise required funding through future equity or debt issuances. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.

The following table summarizes the Company's financial liabilities at January 31, 2021:

Maturity analysis of financial liabilities	Total	Within 1 year	1 - 5 years	Greater than 5 years
Accounts payable and accrued liabilities	$2,680,996	$2,680,996	$—	$—
Promissory note payable	14,186,667	6,080,000	8,106,667	—
Convertible promissory note	2,437,465	2,437,465	—	—
Long-term debt	543,330	81,044	123,210	339,076
Lease liabilities	10,129,072	437,857	2,863,867	6,827,348
Total	$29,977,530	$11,717,362	$11,093,744	$7,166,424

As at January 31, 2021, the Company has undiscounted lease payments of $17,519,767 related to right-of-use assets.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not subject to any interest rate volatility as its long-term debt instruments and convertible notes are carried at a fixed interest rate throughout their term.

Foreign currency risk

The Company has administration in Canada and operations in the U.S. and is exposed to foreign exchange risk due to fluctuations in the U.S. dollar and Canadian dollar. Foreign exchange risk arises from financial assets and liabilities denominated in currency other than the U.S. dollar. A change of 1% in the CAD/USD exchange rate would impact loss and comprehensive loss by $217,000.

Capital Management

The Company's objectives when managing its capital are to ensure there are sufficient capital resources to continue operating as a going concern and maintain the Company's ability to ensure sufficient levels of funding to support its ongoing operations and development. The purpose of these objectives is to provide continued returns and benefits to the Company's shareholders. The Company's capital includes debt and shareholders' equity.

The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business considering changes in economic conditions and the risk characteristics of the Company's underlying assets.

At January 31, 2021, the Company is not subject to externally imposed capital requirements, with the exception of restricted cash posted as a deposit with respect to its former oil well business.

Fair value

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 - Inputs that are not based on observable market data.

The following table shows the carrying amounts of financial assets and financial liabilities by category:

	January 31, 2021	January 31, 2020
Financial assets at amortized cost (1)	$6,494,793	$3,565,721
Financial liabilities at amortized cost (2)	$29,977,530	$40,403,587
Financial liabilities at fair value through profit or loss (3)	$9,430,991	$3,699,152

(1) Includes cash, restricted cash and receivables.

(2) Includes accounts payable and accrued liabilities, promissory note, convertible promissory note, convertible debentures, consideration payable, lease liabilities and debt.

(3) Includes derivative liability.